                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/07

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Income Trust II performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of June 30, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/2007

HIGH INCOME TRUST II
SYMBOL: VLT
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/28/89)             5.58%         5.26%

10-year                               3.54          1.30

5-year                               10.63          4.72

1-year                               10.89         13.07

6-month                               1.42          2.53
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the trust's returns would have been lower.

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged, broad based index that reflects the general performance of the U.S. dollar denominated, fixed-rate, non-investment grade, taxable corporate bond market. Issuers are capped at 2% of the index. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

Moderate economic growth, accommodating Treasury yields, low defaults and reasonably good earnings combined to push high-yield debt prices higher during the first quarter of 2007. As a result, spreads tightened by two basis points for the quarter to close at 297 basis points over Treasuries, and the high-yield sector outperformed both equities and Treasuries. During that time, investors seemed confident that slower, but moderate economic growth and lower interest rates would continue to be positive for high-yield companies. In the second quarter, however, the high-yield market faced a host of headwinds, including higher volatility, rising interest rates, ongoing problems in the sub-prime mortgage market, and heavy new issue supply. The new issue calendar was particularly heavy in May and June and included many aggressive, lower-rated deals, some of which had to be postponed late in the quarter due to market conditions and a general lack of interest. These factors contributed to a decline in high-yield prices in June and only a slightly positive return for the sector for the overall quarter. Nonetheless, high-yield still outperformed Treasuries for the quarter, but underperformed equities. Spreads widened by 18 basis points to close the period 16 basis points wider than at the beginning of the year, but still much tighter than they have historically been. These tight spreads generally reflected many factors that remained positive for the high-yield market, including very low default rates, moderate economic growth, global demand for high yield, and solid corporate earnings.

The Federal Open Market Committee (the "Fed") left the target federal funds rate unchanged at 5.25 percent throughout the reporting period, but stated that inflation risks still remain a concern. Early in the year, when first-quarter gross domestic product (GDP) growth slowed to just 0.7 percent, the market began to speculate that the Fed might ease monetary policy and reduce the federal funds rate, but as the economic outlook began to improve and inflation began to moderate, these expectations dissipated as it became apparent the Fed would remain on hold.

The high-yield market benefited from ongoing strong demand as investors continued to reach for yield. As such, CCC rated securities outperformed higher-quality issues for the overall period. Industry returns varied considerably, but for the overall period, transportation services, wireless communications, and cable turned in the best performance while finance companies, home construction, and utilities were the worst performers.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. The Trust underperformed its benchmark index, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index, on both an NAV and market price basis.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

-------------------------------------------------------------
                                      LEHMAN BROTHERS
                                    U.S. CORPORATE HIGH
         BASED         BASED ON       YIELD 2% ISSUER
         ON NAV      MARKET PRICE        CAP INDEX

         1.42%          2.53%              2.96%
-------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Although high-yield spreads widened in the latter months of the reporting period, they still remained tight by historical standards. As such, we continue to believe there is a strong likelihood that spreads will widen, which led us to maintain the Trust's higher credit-rating profile. Although this defensive positioning was beneficial late in the period when spreads widened, it detracted from performance for the overall period as lower-quality bonds generally outperformed.

The Trust's interest-rate positioning was also somewhat defensive as we maintained a lower relative duration (a measure of interest rate sensitivity) throughout the period. During the first quarter of the year, this positioning dampened performance as interest rates generally declined. In the second quarter, however, interest rates rose and the lower duration proved additive to returns. As a result, the Trust's duration had a minimal impact on performance for the overall period.

Strong security selection in various sectors, including energy and utilities, added to relative returns, as did an underweight to the buildings products/home builders sector early in the period. Conversely, security selection in auto/vehicle parts and telecommunication services detracted from performance.

We continued to seek to maintain a balanced and well-diversified portfolio while allowing for strategic overweights in securities and sectors that we believed possessed the most attractive risk profiles. In terms of issuer size, we focus on larger companies because of their financial flexibility, their ability to withstand less favorable financial conditions, and their superior access to capital markets. These strategies led to major sector overweights in the energy, health care, and food and tobacco sectors as of the end of the period. The largest sectors underweights were in technology, cable, telecom, and media.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. During the course of the period, the Trust's borrowing activity became more expensive, thereby tempering its benefits.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

CHANGES IN INVESTMENT POLICIES/PORTFOLIO MANAGER CHANGE

The fund approved changes/clarifications in its investment policies to allow the fund to enter into the following transactions.

OPTIONS ON SWAPS. The fund may write (sell) and purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may use swap options for hedging purposes or to manage and mitigate the credit and interest rate risk of the fund.

A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, changes in the market value of securities held by the fund, and of swap options relating to those securities may not be proportionate, (ii) there may not be a liquid market for the fund to sell a swap option, which could result in difficulty closing a position, (iii) swap options can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate and (iv) counterparty risk.

PORTFOLIO MANAGER CHANGE

The fund is managed by members of the Adviser's Taxable Fixed Income team. The Taxable Fixed Income team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management and the execution of the overall strategy of the Fund's portfolio is Steven K. Kreider, a Managing Director of the Adviser. Mr. Kreider has been associated with the Adviser in an investment management capacity since 1988 and joined the team that manages the fund in June 2007.

RATINGS ALLOCATION AS OF 6/30/07
BBB/Baa                                                          11.2%
BB/Ba                                                            39.5
B/B                                                              47.3
CCC/Ccc                                                           2.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/2007
Health Care                                                      11.0%
Energy                                                            9.4
Transportation                                                    9.0
Gaming & Leisure                                                  8.2
Food & Tobacco                                                    6.9
Utility                                                           6.0
Telecommunications                                                5.0
Chemicals                                                         4.9
Cable                                                             4.6
Forest Products                                                   3.9
Diversified Media                                                 3.3
Manufacturing                                                     3.2
Retail                                                            3.2
Wireless Communications                                           3.0
Metals                                                            2.0
Services                                                          2.0
Information Technology                                            1.7
Financial                                                         1.6
Broadcasting                                                      1.6
Aerospace                                                         1.6
Consumer Products                                                 1.5
Housing                                                           1.1
Food & Drug                                                       0.8
Integrated Telecommunication Services                             0.0*
Apparel, Accessories & Luxury Goods                               0.0*
Highways & Railtracks                                             0.0*
IT Consulting & Other Services                                    0.0*
                                                                -----
Total Long-Term Investments                                      95.5
Total Short-Term Investments                                      4.5
                                                                -----
Total Investments                                               100.0%



*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation percentages are as a percentage of long-term debt investments. Summary of investments by industry classification percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. The fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The fund also provides Top 10 holdings information on the public web site approximately 15 business days following the end of each month. For more information, call (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          CORPORATE BONDS  174.5%
          AEROSPACE 2.8%
$1,005    Hexcel Corp. ...................................   6.750%   02/01/15   $    979,875
 1,175    K & F Acquisition, Inc. ........................   7.750    11/15/14      1,251,375
                                                                                 ------------
                                                                                    2,231,250
                                                                                 ------------
          BROADCASTING  3.0%
   835    LIN Television Corp. ...........................   6.500    05/15/13        820,387
   335    LIN Television Corp., Ser B.....................   6.500    05/15/13        329,137
   515    Salem Communications Corp. .....................   7.750    12/15/10        522,725
   655    Univision Communications, Inc. (a) (b)..........   9.750    03/15/15        650,088
                                                                                 ------------
                                                                                    2,322,337
                                                                                 ------------
          CABLE  8.5%
 1,175    Cablevision Systems Corp. (c)...................   9.820    04/01/09      1,233,750
   410    CCH I LLC.......................................  11.000    10/01/15        429,987
   495    Echostar DBS Corp. .............................   5.750    10/01/08        495,000
 1,740    Echostar DBS Corp. .............................   6.375    10/01/11      1,709,550
   785    Echostar DBS Corp. .............................   6.625    10/01/14        751,637
    80    Intelsat Subsidiary Holding Co., Ltd.
          (Bermuda).......................................   8.250    01/15/13         81,600
   950    Intelsat Subsidiary Holding Co., Ltd.
          (Bermuda).......................................   8.625    01/15/15        978,500
   145    NTL Cable PLC (United Kingdom)..................   8.750    04/15/14        150,075
   100    NTL Cable PLC (United Kingdom)..................   9.125    08/15/16        105,250
   693    PanAmSat Corp. .................................   9.000    08/15/14        725,918
                                                                                 ------------
                                                                                    6,661,267
                                                                                 ------------
          CHEMICALS  8.9%
   611    Equistar Chemicals, LP..........................  10.125    09/01/08        638,495
   343    Equistar Chemicals, LP..........................  10.625    05/01/11        362,722
   740    Innophos, Inc. .................................   8.875    08/15/14        769,600
   705    Koppers, Inc. ..................................   9.875    10/15/13        756,113
 1,350    Lyondell Chemical Co. ..........................  10.500    06/01/13      1,464,750
 1,450    Nalco Co. ......................................   7.750    11/15/11      1,468,125
   750    Terra Capital, Inc. ............................   7.000    02/01/17        727,500
   834    Westlake Chemical Corp. ........................   6.625    01/15/16        794,385
                                                                                 ------------
                                                                                    6,981,690
                                                                                 ------------
          CONSUMER PRODUCTS  2.8%
   915    Jarden Corp. ...................................   7.500    05/01/17        908,137
   565    Oxford Industrials, Inc. .......................   8.875    06/01/11        586,188
   740    Steinway Musical Instruments, Inc. (b)..........   7.000    03/01/14        725,200
                                                                                 ------------
                                                                                    2,219,525
                                                                                 ------------
          DIVERSIFIED MEDIA  6.0%
 1,425    CanWest Media, Inc. (Canada)....................   8.000    09/15/12      1,421,438
   685    Dex Media West LLC, Ser B.......................   9.875    08/15/13        736,375
 1,095    Idearc, Inc. ...................................   8.000    11/15/16      1,111,425
   515    Interpublic Group of Cos., Inc. ................   6.250    11/15/14        475,087
   985    Valassis Communications, Inc. (b)...............   8.250    03/01/15        965,300
                                                                                 ------------
                                                                                    4,709,625
                                                                                 ------------

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          ENERGY  17.2%
$1,440    CHC Helicopter Corp. (Canada)...................   7.375%   05/01/14   $  1,378,800
 1,825    Chesapeake Energy Corp. ........................   6.625    01/15/16      1,765,687
   350    Chesapeake Energy Corp. ........................   7.500    09/15/13        357,875
   230    Cimarex Energy Co. .............................   7.125    05/01/17        225,400
   525    Compagnie Generale de Geophysique, SA
          (France)........................................   7.500    05/15/15        527,625
 1,500    Frontier Oil Corp. .............................   6.625    10/01/11      1,470,000
   160    Hanover Compressor Co. .........................   8.625    12/15/10        165,800
   670    Hanover Compressor Co. .........................   9.000    06/01/14        711,875
   288    Hanover Equipment Trust, Ser A..................   8.500    09/01/08        288,000
   280    Hanover Equipment Trust, Ser B..................   8.750    09/01/11        289,100
 1,670    Hilcorp Energy/Finance Corp. (b)................   7.750    11/01/15      1,628,250
 1,100    Kinder Morgan, Inc. ............................   6.500    09/01/12      1,102,189
 1,310    Massey Energy Co. ..............................   6.875    12/15/13      1,206,838
   620    OPTI Canada, Inc. (Canada) (b)..................   8.250    12/15/14        632,400
   650    Pacific Energy Partners.........................   7.125    06/15/14        673,199
 1,085    Pogo Producing Co. .............................   6.875    10/01/17      1,082,288
                                                                                 ------------
                                                                                   13,505,326
                                                                                 ------------
          FINANCIAL  3.0%
   205    Capmark Financial Group, Inc. (b)...............   5.875    05/10/12        202,524
    85    Capmark Financial Group, Inc. (b)...............   6.300    05/10/17         83,796
 1,455    Residential Capital LLC.........................   6.375    06/30/10      1,437,179
   595    UCAR Finance, Inc. .............................  10.250    02/15/12        626,237
                                                                                 ------------
                                                                                    2,349,736
                                                                                 ------------
          FOOD & DRUG  1.5%
   570    Rite Aid Corp. .................................   8.125    05/01/10        579,263
   560    SUPERVALU, Inc. ................................   7.500    05/15/12        586,229
                                                                                 ------------
                                                                                    1,165,492
                                                                                 ------------
          FOOD & TOBACCO  12.5%
   150    Constellation Brands, Inc. (b)..................   7.250    05/15/17        147,000
 1,300    Constellation Brands, Inc. .....................   8.000    02/15/08      1,313,000
   635    Michael Foods, Inc. ............................   8.000    11/15/13        644,525
   930    Pilgrim's Pride Corp. ..........................   7.625    05/01/15        932,325
 2,205    Pilgrim's Pride Corp. ..........................   9.625    09/15/11      2,293,200
   725    Reynolds American, Inc. ........................   6.500    07/15/10        740,649
   380    Smithfield Foods, Inc. .........................   7.625    02/15/08        382,850
 1,810    Smithfield Foods, Inc., Ser B...................   8.000    10/15/09      1,873,350
 1,500    Tyson Foods, Inc. ..............................   6.850    04/01/16      1,547,610
                                                                                 ------------
                                                                                    9,874,509
                                                                                 ------------
          FOREST PRODUCTS  7.1%
 1,270    Crown Americas LLC..............................   7.625    11/15/13      1,289,050
   850    Georgia-Pacific Corp. (b).......................   7.125    01/15/17        820,250
 1,000    Graphic Packaging International, Inc. ..........   9.500    08/15/13      1,043,750
 2,083    Owens-Brockway Glass Containers, Inc. ..........   8.875    02/15/09      2,129,867
   320    P.H. Glatfelter Co. ............................   7.125    05/01/16        324,000
                                                                                 ------------
                                                                                    5,606,917
                                                                                 ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          GAMING & LEISURE  15.0%
$  750    Caesars Entertainment, Inc. ....................   8.875%   09/15/08   $    772,500
   965    Host Marriott LP................................   6.375    03/15/15        931,225
 1,135    Host Marriott LP, Ser J.........................   7.125    11/01/13      1,139,256
 1,630    Isle of Capri Casinos, Inc. ....................   7.000    03/01/14      1,550,537
 1,370    Las Vegas Sands Corp. ..........................   6.375    02/15/15      1,310,063
 2,900    MGM Mirage, Inc. ...............................   6.000    10/01/09      2,889,125
 1,510    Mohegan Tribal Gaming Authority.................   7.125    08/15/14      1,502,450
 1,160    Station Casinos, Inc. ..........................   6.000    04/01/12      1,096,200
   175    Station Casinos, Inc. ..........................   6.875    03/01/16        155,313
   490    Station Casinos, Inc. ..........................   7.750    08/15/16        487,550
                                                                                 ------------
                                                                                   11,834,219
                                                                                 ------------
          HEALTH CARE  20.2%
 1,510    Community Health Systems, Inc. .................   6.500    12/15/12      1,576,016
   405    Community Health Systems, Inc. (b) (d)..........   8.875    07/15/15        412,594
 1,845    DaVita, Inc. ...................................   6.625    03/15/13      1,810,406
 1,485    Fisher Scientific International, Inc. ..........   6.125    07/01/15      1,460,405
 1,000    FMC Finance III, SA (Luxembourg) (b)............   6.875    07/15/17        985,000
    97    Fresenius Medical Care Capital Trust II.........   7.875    02/01/08        977,275
 1,290    Fresenius Medical Care Capital Trust IV.........   7.875    06/15/11      1,341,600
   595    HCA, Inc. ......................................   5.750    03/15/14        505,006
   170    HCA, Inc. ......................................   6.250    02/15/13        153,850
   895    HCA, Inc. ......................................   6.375    01/15/15        762,988
   882    HCA, Inc. ......................................   8.750    09/01/10        922,792
   165    Invacare Corp. .................................   9.750    02/15/15        167,063
   735    Omnicare, Inc. .................................   6.750    12/15/13        705,600
   710    Omnicare, Inc. .................................   6.875    12/15/15        678,050
   750    Res-Care, Inc. .................................   7.750    10/15/13        772,500
   575    Tenet Healthcare Corp. .........................   9.875    07/01/14        572,125
 1,405    Ventas Realty LP (REIT).........................   6.750    06/01/10      1,426,075
   650    Warner Chilcott Corp. ..........................   8.750    02/01/15        671,125
                                                                                 ------------
                                                                                   15,900,470
                                                                                 ------------
          HOUSING  1.9%
 1,090    Interface, Inc., Ser B..........................   9.500    02/01/14      1,179,925
   370    Realogy Corp. (b)...............................  10.500    04/15/14        353,350
                                                                                 ------------
                                                                                    1,533,275
                                                                                 ------------
          INFORMATION TECHNOLOGY  3.1%
 1,095    Freescale Semiconductor, Inc. (b)...............   8.875    12/15/14      1,051,200
 1,340    Iron Mountain, Inc. ............................   8.625    04/01/13      1,350,050
                                                                                 ------------
                                                                                    2,401,250
                                                                                 ------------
          MANUFACTURING  5.9%
 1,200    Case New Holland, Inc. .........................   7.125    03/01/14      1,221,000
   925    JohnsonDiversey, Inc., Ser B....................   9.625    05/15/12        970,094
   764    Manitowoc Co., Inc. ............................  10.500    08/01/12        806,020
   540    Propex Fabrics, Inc. ...........................  10.000    12/01/12        486,000

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          MANUFACTURING (CONTINUED)
$1,140    RBS Global, Inc. & Rexnord Corp. ...............   9.500%   08/01/14   $  1,174,200
                                                                                 ------------
                                                                                    4,657,314
                                                                                 ------------
          METALS  3.7%
   245    Foundation, PA Coal Co. ........................   7.250    08/01/14        244,081
   635    Freeport-McMoRan Copper & Gold, Inc. ...........   8.375    04/01/17        679,450
 1,950    Novelis, Inc. (Canada)..........................   7.250    02/15/15      2,010,938
                                                                                 ------------
                                                                                    2,934,469
                                                                                 ------------
          RETAIL  5.8%
   830    Brown Shoe Co., Inc. ...........................   8.750    05/01/12        871,500
 1,400    JC Penney Corp., Inc. ..........................   8.000    03/01/10      1,479,157
 2,150    Phillips-Van Heusen Corp. ......................   7.250    02/15/11      2,193,000
                                                                                 ------------
                                                                                    4,543,657
                                                                                 ------------
          SERVICES  3.6%
 2,210    Allied Waste North America, Inc. ...............   6.375    04/15/11      2,160,275
    45    Allied Waste North America, Inc. ...............   7.875    04/15/13         45,731
   215    ARAMARK Corp. (b)...............................   8.500    02/01/15        219,838
    60    ARAMARK Corp. (b) (c)...........................   8.856    02/01/15         61,200
   416    Aramark Services, Inc. .........................   5.000    06/01/12        368,160
                                                                                 ------------
                                                                                    2,855,204
                                                                                 ------------
          TELECOMMUNICATIONS  9.2%
   861    Axtel, SA (Mexico)..............................  11.000    12/15/13        951,405
   375    Citizens Communications Co. ....................   6.250    01/15/13        361,406
   500    Exodus Communications, Inc. (e) (f) (g).........  11.250    07/01/08              0
   290    Nordic Tel Co. Holdings (Denmark) (b)...........   8.875    05/01/16        308,850
 1,000    Qwest Corp. ....................................   7.875    09/01/11      1,047,500
 3,000    Qwest Corp. (c).................................   8.610    06/15/13      3,270,000
   815    Wind Acquisition Finance, SA (Luxembourg) (b)...  10.750    12/01/15        939,288
   345    Windstream Corp. ...............................   8.125    08/01/13        362,250
                                                                                 ------------
                                                                                    7,240,699
                                                                                 ------------
          TRANSPORTATION  16.5%
 1,115    Arvin Meritor, Inc. ............................   8.750    03/01/12      1,131,725
   390    Asbury Automotive Group, Inc. (b)...............   7.625    03/15/17        386,100
 1,720    Ford Motor Credit Co. ..........................   5.800    01/12/09      1,684,224
   615    Ford Motor Credit Co. ..........................   7.000    10/01/13        570,494
   990    Ford Motor Credit Co. ..........................   7.250    10/25/11        953,669
 1,175    General Motors Acceptance Corp. ................   4.375    12/10/07      1,166,650
 2,140    General Motors Acceptance Corp. ................   6.875    09/15/11      2,106,907
   710    General Motors Corp. ...........................   7.125    07/15/13        668,288
 1,225    Petro Stopping Centers LP.......................   9.000    02/15/12      1,295,438
 2,250    Sonic Automotive, Inc., Ser B...................   8.625    08/15/13      2,328,750
   730    United Auto Group, Inc. ........................   7.750    12/15/16        730,000
                                                                                 ------------
                                                                                   13,022,245
                                                                                 ------------
          UTILITY  10.9%
   850    AES Corp. ......................................   7.750    03/01/14        856,375
    41    AES Corp. ......................................   8.875    02/15/11         43,409

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          UTILITY (CONTINUED)
$  127    AES Corp. ......................................   9.375%   09/15/10   $    135,731
   615    CMS Energy Corp. ...............................   6.300    02/01/12        611,236
   465    CMS Energy Corp. ...............................   7.500    01/15/09        479,164
   700    CMS Energy Corp. ...............................   8.500    04/15/11        748,033
 1,490    Colorado Interstate Gas Co. ....................   6.800    11/15/15      1,539,788
   795    Dynegy Holdings, Inc. (b).......................   7.750    06/01/19        743,325
   465    IPALCO Enterprises, Inc. .......................   8.375    11/14/08        476,625
   405    IPALCO Enterprises, Inc. .......................   8.625    11/14/11        435,375
   510    Nevada Power Co., Ser A.........................   8.250    06/01/11        554,398
   765    NRG Energy, Inc. ...............................   7.375    01/15/17        769,781
   484    PSEG Energy Holdings............................   8.625    02/15/08        492,805
   240    Reliant Energy, Inc. ...........................   7.875    06/15/17        234,600
   315    Sierra Pacific Power Co., Ser H.................   6.250    04/15/12        319,119
   175    TXU Energy Co. .................................   7.000    03/15/13        180,722
                                                                                 ------------
                                                                                    8,620,486
                                                                                 ------------
          WIRELESS COMMUNICATIONS  5.4%
 1,425    American Tower Corp. ...........................   7.500    05/01/12      1,471,313
 1,775    Nextel Communications, Inc., Ser E..............   6.875    10/31/13      1,763,361
 1,000    Rural Cellular Corp. ...........................   8.250    03/15/12      1,027,500
                                                                                 ------------
                                                                                    4,262,174
                                                                                 ------------

          TOTAL CORPORATE BONDS  174.5%.......................................    137,433,136
                                                                                 ------------


EQUITIES  0.0%
DecisionOne Corp. (5,483 Common Shares) (g) (h)..............................                0
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (g) (h)........                0
VS Holdings, Inc. (20,207 Common Shares) (g) (h).............................                0
XO Holdings, Inc. (681 Common Shares) (h)....................................            3,037
XO Holdings, Inc., Ser A (1,364 Common Stock Warrants,
  expiring 01/16/10) (h).....................................................              989
XO Holdings, Inc., Ser B (1,022 Common Stock Warrants,
  expiring 01/16/10) (h).....................................................              429
XO Holdings, Inc., Ser C (1,022 Common Stock Warrants,
  expiring 01/16/10) (h).....................................................              174
                                                                                --------------

TOTAL EQUITIES...............................................................            4,629
                                                                                --------------

TOTAL LONG-TERM INVESTMENTS  174.5%
  (Cost $139,607,598)........................................................      137,437,765
                                                                                --------------

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENTS  7.8%
Citigroup Global Markets, Inc. ($1,946,514 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.33%,
  dated 06/29/07, to be sold on 07/02/07 at $1,947,379)......................   $    1,946,514
State Street Bank & Trust Co. ($4,212,486 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.85%,
  dated 06/29/07, to be sold on 07/02/07 at $4,214,189)......................        4,212,486
                                                                                --------------

TOTAL REPURCHASE AGREEMENTS..................................................        6,159,000
                                                                                --------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.4%
United States Treasury Bill ($300,000 par, yielding 4.966%, 07/12/07
  maturity) (i)..............................................................          299,556
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS  8.2%
  (Cost $6,458,556)..........................................................        6,458,556
                                                                                --------------

TOTAL INVESTMENTS  182.7%
  (Cost $146,066,154)........................................................      143,896,321

OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%..................................          356,040

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (83.1%)..................      (65,489,272)
                                                                                --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $   78,763,089
                                                                                ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) Payment-in-kind security.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Floating Rate Coupon

(d) Security purchased on a when-issued or delayed delivery basis.

(e) Non-income producing as security is in default.

(f) This borrower has filed for protection in federal bankruptcy court.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(h) Non-income producing security as this stock currently does not declare income dividends.

(i) All or a portion of this security has been physically segregated in connection with open futures contracts.

REIT--Real Estate Investment Trust

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, September 2007 (Current
  Notional Value of $105,703 per contract)..................     181         $(163,806)
U.S. Treasury Notes 5-Year Futures, September 2007 (Current
  Notional Value of $104,078 per contract)..................     158           (95,428)
                                                                 ---         ---------
                                                                 339         $(259,234)
                                                                 ---         ---------
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current Notional
  Value of $107,750 per contract)...........................     102            92,301
U.S. Treasury Notes 2-Year Futures, September 2007 (Current
  Notional Value of $203,781 per contract)..................      18            (2,909)
                                                                 ---         ---------
                                                                 120         $  89,392
                                                                 ---         ---------
TOTAL FUTURES CONTRACTS.....................................     459         $(169,842)
                                                                 ---         ---------

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $146,066,154).......................  $143,896,321
Cash........................................................       614,468
Receivables:
  Interest..................................................     2,714,854
  Variation Margin on Futures...............................        35,719
Other.......................................................         1,714
                                                              ------------
    Total Assets............................................   147,263,076
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,187,587
  Investment Advisory Fee...................................        77,715
  Income Distributions--Common Shares.......................        41,950
  Other Affiliates..........................................        10,943
Trustees' Deferred Compensation and Retirement Plans........       620,628
Accrued Expenses............................................        71,892
                                                              ------------
    Total Liabilities.......................................     3,010,715
Preferred Shares (including accrued distributions)..........    65,489,272
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 78,763,089
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($78,763,089 divided by
  18,851,327 shares outstanding)............................  $       4.18
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 18,851,327 shares issued and
  outstanding)..............................................  $    188,513
Paid in Surplus.............................................   145,587,099
Accumulated Undistributed Net Investment Income.............    (1,479,074)
Net Unrealized Depreciation.................................    (2,339,675)
Accumulated Net Realized Loss...............................   (63,193,774)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 78,763,089
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 2,616 issued with liquidation preference of
  $25,000 per share)........................................  $ 65,400,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $144,163,089
                                                              ============

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 5,359,235
Other.......................................................      116,690
                                                              -----------
    Total Income............................................    5,475,925
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      509,787
Preferred Share Maintenance.................................       89,350
Professional Fees...........................................       49,709
Trustees' Fees and Related Expenses.........................       47,501
Accounting and Administrative Expenses......................       25,365
Reports to Shareholders.....................................       24,464
Transfer Agent Fees.........................................       21,914
Registration Fees...........................................       19,621
Custody.....................................................        9,296
Other.......................................................        4,145
                                                              -----------
    Total Expenses..........................................      801,152
    Investment Advisory Fee Reduction.......................       36,414
                                                              -----------
    Net Expenses............................................      764,738
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,711,187
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   (42,563)
  Futures...................................................     (225,388)
                                                              -----------
Net Realized Loss...........................................     (267,951)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (560,349)
                                                              -----------
  End of the Period:
    Investments.............................................   (2,169,833)
    Futures.................................................     (169,842)
                                                              -----------
                                                               (2,339,675)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,779,326)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,047,277)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,694,283)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $   969,627
                                                              ===========

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2007      DECEMBER 31, 2006
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $ 4,711,187          $ 9,303,612
Net Realized Loss.....................................       (267,951)          (4,351,903)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................     (1,779,326)           5,254,604

Distributions to Preferred Shareholders:
  Net Investment Income...............................     (1,694,283)          (3,173,370)
                                                          -----------          -----------
Change in Net Assets Applicable to Common Shares from
  Operations..........................................        969,627            7,032,943

Distributions to Common Shareholders:
  Net Investment Income...............................     (3,114,206)          (6,782,767)
                                                          -----------          -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES..........................     (2,144,579)             250,176

FROM CAPITAL TRANSACTIONS:
Repurchase of Shares..................................       (173,301)                 -0-
                                                          -----------          -----------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.......................................     (2,317,880)             250,176
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period...............................     81,080,969           80,830,793
                                                          -----------          -----------
End of the Period (Including accumulated undistributed
  net investment income of $(1,479,074) and
  $(1,381,772), respectively).........................    $78,763,089          $81,080,969
                                                          ===========          ===========

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX
                                                MONTHS
                                                ENDED                 YEAR ENDED DECEMBER 31,
                                               JUNE 30,   -----------------------------------------------
                                                 2007      2006      2005      2004      2003      2002
                                               ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $  4.29    $  4.28   $  4.76   $  4.57   $  3.79   $  4.77
                                               -------    -------   -------   -------   -------   -------
 Net Investment Income.......................     0.25(a)    0.49(a)    0.52     0.52      0.52      0.60
 Net Realized and Unrealized
   Gain/Loss.................................    (0.10)      0.05     (0.45)     0.16      0.75     (0.89)
 Common Share Equivalent of Distributions
   Paid to Preferred Shareholders:
   Net Investment Income.....................    (0.09)     (0.17)    (0.11)    (0.05)    (0.04)    (0.07)
   Return of Capital Distributions...........      -0-        -0-       -0-       -0-       -0-(f)     -0-(f)
                                               -------    -------   -------   -------   -------   -------
Total from Investment Operations.............     0.06       0.37     (0.04)     0.63      1.23     (0.36)
Distributions Paid to Common Shareholders:
   Net Investment Income.....................    (0.17)     (0.36)    (0.44)    (0.44)    (0.44)    (0.58)
   Return of Capital Distributions...........      -0-        -0-       -0-       -0-     (0.01)    (0.04)
                                               -------    -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD...........  $  4.18    $  4.29   $  4.28   $  4.76   $  4.57   $  3.79
                                               =======    =======   =======   =======   =======   =======
Common Share Market Price at End of the
 Period......................................  $  3.96    $  4.02   $  4.14   $  5.14   $  5.08   $  4.07

Total Return* (b)............................    2.53%**    6.02%   -11.46%    10.83%    37.20%   -19.86%
Net Assets Applicable to Common Shares at End
 of the Period (In millions).................  $  78.8    $  81.1   $  80.8   $  38.6   $  37.1   $  30.7
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares* (c)............    1.89%      2.00%     2.43%     2.12%     2.25%     2.28%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares* (c).....   11.66%     11.69%    11.89%    11.51%    12.29%    14.50%
Portfolio Turnover...........................      20%**      48%       62%       86%       74%       81%
*If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c)..........    1.98%      2.05%       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to Average
    Net Assets Applicable to Common Shares
    (c)......................................   11.57%     11.64%       N/A       N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c)..............    1.05%      1.10%     1.37%     1.21%     1.24%     1.18%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d)......    7.47%      7.70%     9.24%    10.40%    11.34%    12.93%
SENIOR SECURITIES:
Total Preferred Shares Outstanding...........    2,616      2,616     2,616     1,112     1,112     1,112
Asset Coverage Per Preferred Share (e).......  $55,142    $56,040   $55,933   $59,715   $58,320   $52,652
Involuntary Liquidating Preference Per
 Preferred Share.............................  $25,000    $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share.....  $25,000    $25,000   $25,000   $25,000   $25,000   $25,000

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Income Trust II (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to provide high current income, while seeking to preserve shareholders' capital through investment in a professionally managed diversified portfolio of high yield, fixed income securities. The Trust commenced investment operations on April 28, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until after payment is made. At June 30, 2007, the Trust had $402,141 of when-issued or delayed delivery purchase commitments.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security. Other

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. The Trust adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund's financial statements.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2006, the Trust had an accumulated capital loss carryforward for tax purposes of $62,923,467 which will expire according to the following schedule.

AMOUNT                                                             EXPIRATION
$ 6,008,551.................................................    December 31, 2007
  9,851,557.................................................    December 31, 2008
 17,412,110.................................................    December 31, 2009
 17,027,138.................................................    December 31, 2010
  6,782,916.................................................    December 31, 2011
    875,105.................................................    December 31, 2012
    565,263.................................................    December 31, 2013
  4,400,827.................................................    December 31, 2014

    Due to a merger with another regulated investment company, a portion of the capital loss carryforward referred to above may be limited under Internal Revenue Code Section 382.

    At June 30, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $146,676,080
                                                                ============
Gross tax unrealized appreciation...........................    $  2,089,410
Gross tax unrealized depreciation...........................      (4,869,169)
                                                                ------------
Net tax unrealized depreciation on investments..............    $ (2,779,759)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

    The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................    $9,909,458
  Long-term capital gain....................................           -0-
                                                                ----------
                                                                $9,909,458
                                                                ==========

    As of December 31, 2006, there were no components of distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly of .70% of the average daily net assets including preferred shares of the Trust. For the six months ended June 30, 2007, the Adviser voluntarily waived $36,414 of its investment advisory fees. This represents .05% of the average daily net assets including preferred shares of the Trust. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2007, the Trust recognized expenses of approximately $7,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended June 30, 2007, the Trust recognized expenses of approximately $21,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and the year ended December 31, 2006, transactions in common shares were as follows:

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2007      DECEMBER 31, 2006
Beginning Shares......................................     18,893,621          18,893,621
Shares Repurchased*...................................        (42,294)                -0-
                                                           ----------          ----------
Ending Shares.........................................     18,851,327          18,893,621
                                                           ==========          ==========

* For the period ended June 30, 2007, the Trust repurchased 42,294 of its shares at an average discount of 6.269% from net asset value per share.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $28,587,591 and $27,924,726, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect the Trust against possible changes in the market value of its portfolio or to generate potential gain. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in futures on U.S. Treasury Bonds or Notes. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended June 30, 2007 were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2006............................          0
Futures Opened..............................................      1,057
Futures Closed..............................................       (598)
                                                                  -----
Outstanding at June 30, 2007................................        459
                                                                  =====

6. PREFERRED SHARES

The Trust has outstanding 2,616 APS. Series A contains 1,112 shares and Series B contains 1,504 shares. Dividends are cumulative and the dividend rate on each series is currently reset every 28 days through an auction process. The average rate in effect on June 30, 2007 was 5.261%. During the six months ended June 30, 2007, the rates ranged from 5.000% to 5.300%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN HIGH INCOME TRUST II

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen High Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                 902, 911, 104
                                                                   VLTSAR 8/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-02863P-Y06/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Income Trust II

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

By:  /s/ Stuart N. Schuldt
     ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 9, 2007